Business Combination and Reverse Recapitalization	3 Months Ended
Mar. 31, 2025
Business Combination and Reverse Recapitalization
Business Combination and Reverse Recapitalization

NOTE 3 — Business Combination and Reverse Recapitalization

Business Combination

On September 5, 2023, ScanTech AI entered into the Business Combination Agreement with Mars, Purchaser Merger Sub, Company Merger Sub, the Legacy Company, and the Seller Representative. See Note 1 for additional information. The transactions contemplated by the Business Combination Agreement are hereinafter referred to collectively as the “Business Combination.”

On January 2, 2025 (“Closing”), the Company consummated its Business Combination pursuant to the terms of the Business Combination Agreement. The Business Combination was structured as follows:

●At the Closing, each Ordinary Share of Mars that was not redeemed or converted at Closing was converted into one share of Common Stock. Each issued and outstanding unit of Mars (“Unit”) was automatically separated into (i) one Ordinary Share and (ii)
one right (“Right”) to receive two-tenths of one share of Ordinary Share. 2,026,806 shares of Common Stock were issued to public shareholder of Mars (reflecting the conversion of Rights and the redemption of Ordinary Shares at the Closing), 2,245,467 shares of Common Stock were issued to Mars’ officers and directors, Mars Capital Holdings Corporation, a British Virgin Islands business company (the “Sponsor”) and each transferee of founder shares, and 276,000 shares of Common Stock were issued to Maxim Group LLC (“Maxim”), as the representative of the underwriters in the initial public offering of Mars.
●Each ScanTech unit issued and outstanding immediately prior to the Closing was cancelled in exchange for the right of the holders thereof to receive shares of Common Stock as set forth in the Business Combination Agreement. Holders of ScanTech units collectively were issued in aggregate of 14,184,397 shares of Common Stock.

Redemption

Prior to the Closing, certain public shareholders of Mars exercised their rights to redeem certain Ordinary Shares for funds previously held in the trust account, resulting in the redemption of 1,434,626 Ordinary Shares for an aggregate payment of approximately $16.0 million. After redemptions, there was a total of 646,806 Ordinary Shares, which were converted into Common Stock in connection with the Business Combination, and approximately $7.27 million remained in the trust account.

Forward Purchase Agreement with RiverNorth

Pursuant to the forward purchase agreement by and among ScanTech, the Company and RiverNorth, entered on prior to the Business Combination Agreement, RiverNorth purchased 400,000 Ordinary Shares from the open market, and these shares were not redeemed at Closing and were subsequently converted into shares of Common Stock upon Closing. When the funds held in the trust account were disbursed, RiverNorth was reimbursed approximately $4.50 million from the funds.

Share Ownership Upon Closing

The number of shares of Common Stock issued in connection with the Business Combination and subsequent equity conversion was as follows:

Common Stock
Ordinary Shares, outstanding prior to the Business Combination	2,081,432
Less: Redemption of Ordinary Shares	(1,434,626)
Ordinary Shares, including 400,000 shares subject to the RiverNorth FPA	646,806
Ordinary Shares from the conversion of Rights	1,380,000
Ordinary Shares held by Mars’ officers and directors, the Sponsor and each transferee of founder shares	2,245,467
Ordinary Shares held by Maxim	276,000
Common Stock issued to holders of ScanTech units	14,184,397
Common Stock Upon the Business Combination	18,732,670

Transaction Financing

Forward Purchase Agreement with RiverNorth

RiverNorth was allowed to sell the Ordinary Shares at a price that is either (1) equal or exceed the price at redemption, the Volume-Weighted Average Price (VWAP) for the preceding 10 trading days that is higher than $10.00 per share, (3) or a lower price agreed by ScanTech AI. Following sales of the Ordinary Shares, RiverNorth shall remit the funds from sale of Ordinary Shares to ScanTech AI, subject to adjustments. All Ordinary Shares were sold by RiverNorth pursuant to the terms of the FPA and approximately $1.4 million was remitted to ScanTech AI.

Until the date that gross proceeds from the sale of the shares by RiverNorth were remitted to ScanTech AI, ScanTech AI recognizes the shares held by RiverNorth as a liability at fair value, with subsequent changes in fair value recognized in the ScanTech AI’s condensed consolidated statements of operations each reporting period until the date of the remittal. Upon receipt of consideration related to the sale of Ordinary Shares sold by RiverNorth, ScanTech AI recorded the receipt of funds as an increase to cash and a decrease to the liability associated with the shares to be sold by RiverNorth to zero.

Polar Non-Redemption Agreement

On December 31, 2024, Mars and Polar Multi-Strategy Master Fund (“Polar”) entered into a non-redemption agreement. Under the non-redemption agreement, Polar agreed not to redeem 200,000 Ordinary Shares and to leave $750,000 in Mars’ trust account as a transaction financing in connection with the Business Combination, which corresponds to the amount Polar would have received if it had redeemed the shares.

Seaport Promissory Note

On December 31, 2024, Seaport Group SIBS LLC and ScanTech AI entered into a senior unsecured promissory note (“Seaport Promissory Note”), pursuant to which Seaport provided ScanTech with an investment of $1,000,000 as transaction financing in connection with the Business Combination.

Seaport Credit Facility

On December 31, 2024, Seaport SIBS LLC, an affiliate of Seaport, entered into a senior secured credit facility with ScanTech AI (the “Seaport Credit Facility”) for a maximum of $2,000,000, with the initial advance available 15 days after execution. The principal amount and accrued interest are due upon demand no later than 12 months from the date of funding. The Seaport Credit Facility bears Payment-In-Kind (PIK) interest at 15.0% per annum, calculated on a 360-day year. Secured by the borrower’s collateral pool, the facility designates the holder as a party to the Intercreditor Agreement dated September 24, 2024. As of March 31, 2025, none was drawn from the Seaport Credit Facility.

Troubled Debt Restructuring

In accordance with ASC 470-60, Troubled Debt Restructurings by Debtors, the Company evaluated certain debt modifications that occurred in connection with the closing of the Business Combination on January 2, 2025. At the time of the transaction, the Company was experiencing financial difficulties, including being in default on existing debt obligations and lacking the ability to service such debts.

As part of the Business Combination, the Company entered into agreements with various holders of warrants, derivatives, and promissory notes for the cancellation of outstanding liabilities. The total carrying amount of principal and accrued interest extinguished was approximately $104.2 million. In exchange, the creditors received shares of PubCo valued at approximately $20.5 million, based on the closing share price of $2.23 per share on January 2, 2025.

Management determined that the restructuring constituted a troubled debt restructuring as defined by ASC 470-60, as the creditors granted concessions and the Company was experiencing financial difficulty. The transaction resulted in an aggregate gain on troubled debt restructuring of $83.7 million. $29.3M of the gain was recognized in the consolidated statement of operations for the three-months ended March 31, 2025. $54.5 million of the gain was recognized as an adjustment to additional paid in capital as these debts were held by a related party and tantamount to a capital transaction.

The per-share impact of the gain on restructuring of liabilities was $1.26, based on the weighted-average shares outstanding during the period.

Share Issuances in Connection with the Transaction Financing and Debt to Equity Conversions at or after the Closing

On December 31, 2024, Polar agreed to reduce its entitlement from 1,250,000 subscription shares under the Subscription Agreements dated April 4, 2024 and May 5, 2024 to 312,500 shares of Common Stock. The shares were issued on January 31, 2025.

On December 31, 2024, Seaport agreed to receive 303,951 shares of Common Stock as repayment of the investment under the Seaport Promissory Note, including any and all accrued interest, issued on February 18, 2025.

On January 6, 2025, ScanTech AI issued 362,676 shares of Common Stock in connection with the non-redemption agreement entered into in January 2024 by ScanTech AI, Mars, and the investors party thereto, who agreed not to exercise their redemption rights with respect to their shares in Mars in connection with the extraordinary meeting held on January 30, 2024. ScanTech AI also issued 41,400 shares of Common Stock in connection with the convertible promissory notes dated March 31, 2024, and April 30, 2024, and in exchange for funding provided by the investors in support of the Business Combination.

On February 10, 2025, ScanTech AI filed a registration statement with the U.S. Securities and Exchange Commission (the “SEC”) to register (i) 1,149,230 shares of Common Stock to Seaport Group SIBS LLC pursuant to BCA Amendment No. 4 and in connection with the promissory bridge note dated March 27, 2024; (ii) 1,000,000 shares of Common Stock in connection with the senior unsecured promissory note dated December 31, 2024; and (iii) 100,000 shares of Common Stock to Seaport pursuant to the supplemental agreement dated January 2, 2025.

On February 18, 2025, ScanTech AI issued (i) 200,000 shares of Common Stock to Steele Interests SIBS LLC in accordance with the supplemental agreement entered into as of January 31, 2025, (ii) 234,380 shares of Common Stock to Aegus Corp. (“Aegus”) pursuant to BCA Amendment No. 4; (iii) 70,000 shares of Common Stock to Aegus in accordance with the settlement agreement and mutual release dated October 14, 2024; (iv) 23,000 shares of Common Stock to Aegus in accordance with the letter agreement dated February 7, 2025; (v) 75,000 shares of Common Stock to MG Partners, LLC in accordance with the settlement agreement and mutual release dated October 14, 2024; (vi) 316,616 shares of Common Stock to St. James Bank & Trust Co. Ltd. in accordance with the NACS/ScanTech refinance and repayment summary of non-binding terms dated February 7, 2025; (vii) 200,000 shares of Common Stock to Bay Point Capital Partners LP in accordance with the supplemental agreement dated January 2, 2025; and (viii) 100,000 shares of Common Stock to Catalytic Holdings I LLC in accordance with the supplemental agreement dated January 2, 2025.

On March 31, 2025, ScanTech AI entered into an amendment to the Seaport Bridge Loans (the “Seaport Bridge Loan Amendment”), pursuant to which it agreed to issue 2,250,000 shares of Common Stock to Seaport in exchange for the termination of the Seaport Credit Facility originally entered into on December 31, 2024. The share issuance was made as a return of capital and to effect the termination of all related documents. In addition, ScanTech AI agreed to issue (i) 2,600,000 shares of Common Stock in connection with the termination of the debt agreement related to the Ontario Power Generation order, and (ii) 500,000 shares of Common Stock as compensation for the transaction. The shares issued under the Seaport Bridge Loan Amendment will not be registered until the Company files a registration statement for the resale of the securities. Seaport will be subject to a six-month lock-up period following the closing of the business combination. A total of 5,350,000 shares of Common Stock were issued on April 17, 2025. The corresponding obligations were still included in the condensed consolidated balance sheets as of March 31, 2025.

The number of shares of Common Stock issued in connection with the Business Combination and subsequent equity conversion was as follows:

Common Stock
Common Stock Upon the Business Combination	18,732,670
Common Stock issued on January 6, 2025	352,795
Common Stock issued on January 30, 2025	1,650,000
Common Stock issued on February 18, 2025	3,772,177
Common Stock issued on March 27, 2025	1,101,868
Common Stock issued and outstanding as of March 31, 2025	25,609,510

On March 31, 2025, 3,000,000 warrants held by Seaport Group SIBS LLC were exercised pursuant to an amendment to the Seaport bridge loan agreements executed on the same date. The corresponding shares were physically issued on April 2, 2025. As of March 31, 2025, the Company recognized the fair value of the exercised warrants under “Accrued issuable equity” on the Balance Sheet, reflecting the obligation to issue the related shares.

The following tables reconciles elements of the Business Combination to the Company’s condensed consolidated financial statements, and should be read in conjunction with the footnotes referenced above.

Closing proceeds
Proceeds from Seaport promissory note	1,000,000
Proceeds from investors	2,000,000
Proceeds from trust account	7,273,513
Payments from trust account[1]	(7,273,513)
Net cash proceeds from the Business Combination at Closing	$3,000,000
Noncash activity
Conversion of legacy ScanTech loans into shares	8,682,434
Conversion of preferred A unit dividend into shares	29,324,500
Conversion of related party debt into shares (troubled debt restructuring)	54,499,067
Transaction costs expensed	7,282,351
Liability-classified instruments
Shares issued for settlement of derivative liability	291,015
Shares issued for settlement of warrant liability	12,387,186
Net equity impact of the Business Combination	$115,466,552

Net equity impact of the Business Combination	$115,466,552
Loan borrowed from Seaport	(1,000,000)
Loan borrowed from investors	(2,000,000)
Total Impact of Business Combination on total stockholders’ deficit	112,466,552
Par value of common stock issued	(1,873)
Total Impact of Business Combination on additional paid-in capital	$112,464,679
(1)	The Mars transaction costs include $375,000 to Benjamin securities, Inc., $1,499,055 to Polar Mult-Strategy Master Fund, $4,498,111 to RiverNorth SPAC Arbitrage Fund, LP, $100,000 to Continental Stock Transfer & Trust, $440,000 for D&O insurance, and $361,347 to Mars Acquisition Corp.

The Company applied the guidance in ASC 815-40 by analogy on reclassifying a contract from permanent equity to an asset or liability. Under this approach any difference between the fair value of the security to be recorded in temporary equity and the previous carrying value of the security recorded in permanent equity would be accounted for as an adjustment to shareholders’ equity. As such, the gain from conversion of related party debt into shares was recorded as an adjustment to additional paid in capital. As a result, $54,499,066 of related party debt liabilities were reclassified to additional paid-in capital, as reflected in the following table.

	Total Liabilities Extinguished	Fair Value of Shares Issued	To Additional Paid in Capital
NACS	50,059,315	1,662,340	48,396,975
Azure	6,539,742	1,658,942	4,880,800
Stephen Sale	817,501	56,484	761,017
John Quinn	545,000	84,726	460,274
Total	57,961,558	3,462,492	54,499,066

Earn-out Liability

As part of the business combination agreement, the Company agreed to pay the former shareholders of in connection with the Business combination Holder participants may receive a number of shares of Common stock up to 10% of the fully diluted shares immediately following the closing of the transaction upon achievement of milestones over the Earnout Period of 3 years from closing.

The milestones include the following (i) fiscal year 2025 revenue equals or exceeds $75 million, and (ii) fiscal year 2025 EBITDA equals or exceeds $20 million, as reported in audited financial statements. If any Earnout Shares are not earned based on these criteria, all unearned shares may be earned and issued if achieves one of the following: (a) revenue of $150 million and EBITDA of $60 million in fiscal year 2026; (b) revenue of $300 million and EBITDA of $120 million in fiscal year 2027; or (c) revenue of $500 million and EBITDA of $200 million in fiscal year 2028, each as reported in the respective audited annual financial statements. If there is a Change of Control (as defined in the Business Combination Agreement) during the Earnout Period, the shareholders have the right to receive all Earnout Shares not previously earned and issued.

At the closing date and as of March 31, 2025, the fair value of the earn-out liability was estimated to be $30,000 using a probability-weighted income approach. This valuation reflects management’s expectations regarding the likelihood of achieving the performance targets and a probability-adjusted forecast of earnings.

The earn-out liability will continue to be remeasured at fair value at each reporting date until the contingency is resolved, with changes recognized in earnings.